Loans - Changes in Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Loan	Dec. 31, 2014 USD ($) Loan
Receivables [Abstract]
Number of Loans, Charge-off | Loan	1
Number of Loans | Loan	3	4
Additional loans with concessions, Recorded Investment	$ 0
Charge-off, Recorded Investment	(349)
Principal paydowns, Recorded Investment	(534)
Post-Modification Outstanding Recorded Investment	$ 3,858	$ 4,741